Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Outstanding Balances and Transactions with Related Parties

The following table provides the summary of outstanding balances as at December 31, 2019 and 2018 transactions that have been entered into with related parties:

	Classifications	Terms	Conditions	2019	2018
				(in million pesos)
Indirect investment in joint ventures through PCEV:
Meralco	Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	Electricity charges – immediately upon receipt of invoice	Unsecured	415	518
	Accrued expenses and other current liabilities (Note 24)	Pole rental – 45 days upon receipt of billing	Unsecured	—	209
Meralco Industrial Engineering Services Corporation, or MIESCOR	Accrued expenses and other current liabilities (Note 24)	30 days upon receipt of invoice	Unsecured	3	3
MPIC	Financial assets at FVOCI – net of current portion (Note 11)	Due on or before December 2020 for 2019 and due on December 2019 for 2018; non-interest-bearing	Unsecured	162	2,749
	Current portion of financial assets at FVOCI (Note 11)	Due after December 2020 for 2019 and due after December 2019 for 2018; non-interest-bearing	Unsecured	2,757	1,604
Transactions with major stockholders, directors and officers:
NTT Finance Corporation	Interest-bearing financial liabilities (Note 21)	Non-amortizing, payable upon maturity on March 30, 2023 and March 27, 2024	Unsecured	2,540	2,628
NTT World Engineering Marine Corporation	Accrued expenses and other current liabilities (Note 24)	1st month of each quarter; non-interest-bearing	Unsecured	147	84
NTT Communications	Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	30 days upon receipt of invoice; non-interest-bearing	Unsecured	10	20
NTT Worldwide Telecommunications Corporation	Accrued expenses and other current liabilities (Note 24)	30 days upon receipt of invoice; non-interest-bearing	Unsecured	3	3
NTT DOCOMO	Accrued expenses and other current liabilities (Note 24)	30 days upon receipt of invoice; non-interest-bearing	Unsecured	6	12
JGSHI and Subsidiaries	ROU assets (Note 10)	Upon expiration of lease	Unsecured	168	—
	Lease liabilities - net of current portion (Note 10)	Due after December 31, 2020	Unsecured	154	—
	Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	Immediately upon receipt of invoice	Unsecured	33	13
	Current portion of lease liabilities (Note 10)	Due on or before December 31, 2020	Unsecured	20	—
Malayan Insurance Co., Inc. or Malayan	Prepayments (Note 19)	Immediately upon receipt of invoice	Unsecured	19	19
	Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	Immediately upon receipt of invoice	Unsecured	5	6
Gotuaco del Rosario and Associates, or Gotuaco	Prepayments (Note 19)	Immediately upon receipt of invoice	Unsecured	6	—
	Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	Immediately upon receipt of invoice	Unsecured	1	5
Others:
Cignal Cable Corporation, or Cignal Cable (formerly Dakila Cable TV Corp.)	Prepayments (Note 19)	Immediately upon receipt of invoice	Unsecured	—	169
Various	ROU assets (Note 10)	Upon expiration/depreciation of f lease	Unsecured	232	—
	Trade and other receivables (Note 17)	30 days upon receipt of invoice	Unsecured	2,082	2,094
	Lease liabilities - net of current portion (Note 10)	Due after December 31, 2020	Unsecured	218	—
	Accounts payable (Note 23)	30 days non-interest-bearing	Unsecured	571	684
	Accounts payable (Note 23)	Immediately upon receipt of billing	Unsecured	602	—
	Accrued expenses and other current liabilities (Note 24)	Immediately upon receipt of billing	Unsecured	65	9
	Current portion of lease liabilities (Note 10)	Due on or before December 31, 2020	Unsecured	92	—

The following table provides the summary of transactions that have been entered into with related parties for the years ended December 31, 2019, 2018 and 2017 in relation with the table above.

	Classifications	2019	2018	2017
		(in million pesos)
Indirect investment in joint ventures through PCEV:
Meralco	Repairs and maintenance	2,689	2,771	2,397
	Rent	29	583	298
	Depreciation and amortization	218	—	—
MIESCOR	Repairs and maintenance	—	33	117
	Construction-in-progress	—	33	81
Transactions with major stockholders, directors and officers:
NTT Finance Corporation	Financing costs - net	103	100	56
NTT World Engineering Marine Corporation	Repairs and maintenance	169	17	47
NTT Communications	Professional and other contracted services	95	95	88
	Rent	—	5	4
NTT Worldwide Telecommunications Corporation	Selling and promotions	5	5	8
NTT DOCOMO	Professional and other contracted services	70	96	94
JGSHI and Subsidiaries	Rent	198	236	118
	Repairs and maintenance	38	111	69
	Communication, training and travel	10	20	2
	Miscellaneous expenses	98	7	—
Malayan	Insurance and security services	295	182	179
Gotuaco	Insurance and security services	165	163	126
Asia Link B.V., or ALBV	Professional and other contracted services	—	34	190
First Pacific Investment Management Limited, or FPIML	Professional and other contracted services	156	135	—
Others:
TV5	Selling and promotions	33	409	149
Cignal Cable	Cost of services	306	372	514
	Selling and promotions	82	—	—
	Other income - net	166	—	—
Various	Revenues	2,401	2,355	2,059
	Expenses	1,908	1,935	1,223

Summary of Compensation of Key Officers by Benefit Type

The compensation of key officers of the PLDT Group by benefit type for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019	2018	2017
	(in million pesos)
Short-term employee benefits	311	401	325
Share-based payments (Note 26)	138	83	—
Post-employment benefits (Note 26)	58	30	27
Total compensation paid to key officers of the PLDT Group	507	514	352